Long-Term Trade And Unbilled Receivables And Contract Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Trade and unbilled receivables	$ 121,444	$ 178,484
Contract assets	194,630	133,613
Long-term trade and unbilled receivables	$ 316,074	$ 312,097